Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contract		$ 408
Foreign currency forward contract	$ (359)
Total financial assets	(359)	408
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contract		408
Foreign currency forward contract	(359)
Total financial assets	$ (359)	$ 408